Investing Activities (Details Narrative) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Noncurrent investments	$ 2,000		$ 1,600
Net loss of trading securities	$ 200	$ 1,700